Related Party Transactions - Schedule of Due to Related Parties (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Due to related parties	$ 2,035,922	$ 25,462
Mr, Silong Chen [Member]
Due to related parties	2,027,662	25,462
Mark Trade (HK) Limited [Member]
Due to related parties	$ 8,260